Finance debts - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) NUMBER MT GW	Dec. 31, 2022 EUR (€)
Borrowings
Increase (decrease) in finance debts	€ 1,812
Debts subjected to covenants	732	€ 862
Borrowings	28,729	€ 26,917
Sustainability-linked contracts with banks
Borrowings
Borrowings	701
Euro Medium Term Notes, Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	16,778
Borrowings	16,931
Maximum amount issuable	20
Proceeds from issue of bonds	1,250
Sustainability-linked bonds for retail investors
Borrowings
Proceeds from issue of bonds	2,000
Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	21,284
Borrowings	21,491
Proceeds from issue of bonds	€ 4,000
Number of bonds | NUMBER	2
Ordinary Bonds with sustainability-linked bonds | Not later than 18 months
Borrowings
Borrowings	€ 2,821
Ordinary Bonds with sustainability-linked bonds | Minimum
Borrowings
Renewable energy capacity target by year end 2025 | GW	5
Ordinary Bonds with sustainability-linked bonds | Maximum
Borrowings
Net carbon footprint upstream target by year end 2025 | MT	5.2
Euro Medium Term Notes, Ordinary sustainability-linked bonds, one
Borrowings
Nominal value	€ 1,000
Proceeds from issue of bonds	€ 750
Euro Medium Term Notes, Ordinary sustainability-linked bonds, one | Minimum
Borrowings
Renewable energy capacity target by year end 2025 | GW	5
Euro Medium Term Notes, Ordinary sustainability-linked bonds, one | Maximum
Borrowings
Net carbon footprint upstream target by year end 2024 | MT	7.4